Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis

The following table summarizes the Company’s financial assets and financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2023 and 2024:

	As of December 31, 2023
	Active Market (Level 1)	Observable Input (Level 2)	Unobservable Input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments – wealth management products	-	-	-	-

Liabilities:
Warrant	5,419	-	850	6,269
Corporate borrowings from Fanhua Group	-	-	55,251	55,251

	As of December 31, 2024
	Active Market (Level 1)	Observable Input (Level 2)	Unobservable Input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments – wealth management products	-	3,000	-	3,000

Liabilities:
Warrant	3,032	-	-	3,032
Corporate borrowings from Fanhua Group	-	-	45,811	45,811